Schedule of carrying amount of goodwill (Details) (Parenthetical) ₨ in Thousands, $ in Thousands		12 Months Ended
		Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
IfrsStatementLineItems [Line Items]
Growth rate used to extrapolate cash flow projections			500.00%	450.00%
Impairment loss recognised in profit or loss, goodwill		$ 3,622	₨ 264,909	₨ 221,999
Yatra T G Stays Private Limited And Yatra Hotel Solutions Private Limited [member]
IfrsStatementLineItems [Line Items]
Period Over Which Management Has Projected Cash Flows		5 years	5 years
Discount rate applied to cash flow projections			19.40%
Growth rate used to extrapolate cash flow projections			5.00%
Impairment loss recognised in profit or loss, goodwill			₨ 108,834	221,999
Goodwill	[1]		₨ 219,163	₨ 327,997
Yatra for Business Private Limited [member]
IfrsStatementLineItems [Line Items]
Period Over Which Management Has Projected Cash Flows		5 years	5 years	5 years
Discount rate applied to cash flow projections			17.41%
Growth rate used to extrapolate cash flow projections			5.00%
Impairment loss recognised in profit or loss, goodwill			₨ 102,162
Goodwill	[2]		₨ 205,358	₨ 307,520
Travel Co. In. Limited [member]
IfrsStatementLineItems [Line Items]
Period Over Which Management Has Projected Cash Flows		5 years	5 years
Discount rate applied to cash flow projections			19.00%
Growth rate used to extrapolate cash flow projections			5.00%
Impairment loss recognised in profit or loss, goodwill			₨ 53,913
Goodwill	[3]			₨ 53,913

[1]	The recoverable amount of the CGU as at March 31, 2021, has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five -year period. The projected cash flows have been updated to reflect the decreased demand for products and services. The pre-tax discount rate applied to cash flow projections is 19.40% and cash flows beyond the five-year period are extrapolated using a 5% growth rate that is the same as the long-term average growth rate for the hotel industry. Basis this, it was concluded that the fair value less costs of disposal did not exceed the value in use. As a result of this analysis, management has recognised an impairment charge of INR 108,834 (March 31, 2020: 221,999) in the current year against goodwill with a carrying amount of 327,997 as at March 31, 2020. The impairment charge is recorded in the statement of profit or loss.
[2]	The recoverable amount of the CGU as at March 31, 2021, has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five-year period. The projected cash flows have been updated to reflect the decreased demand for products and services. The pre-tax discount rate applied to cash flow projections is 17.41% and cash flows beyond the five-year period are extrapolated using a 5% growth rate that is the same as the long-term average growth rate for the air and hotel industry. Basis this, it was concluded that the fair value less costs of disposal did not exceed the value in use. As a result of this analysis, management has recognised an impairment charge of INR 102,162 in the current year against goodwill with a carrying amount of 307,520 as at March 31, 2020. The impairment charge is recorded in the statement of profit or loss.
[3]	The recoverable amount of the CGU as at March 31, 2021, has been determined based on a value in use calculation using cash flow projections from financial budgets approved by senior management covering a five-year period. The projected cash flows have been updated to reflect the decreased demand for products and services. The pre-tax discount rate applied to cash flow projections is 19% and cash flows beyond the five-year period are extrapolated using a 5% growth rate that is the same as the long-term average growth rate for the air and hotel industry. Basis this, it was concluded that the fair value less costs of disposal did not exceed the value in use. As a result of this analysis, management has recognised an impairment charge of INR 53,913 in the current year against goodwill with a carrying amount of 53,913 as at March 31, 2020. The impairment charge is recorded in the statement of profit or loss.